REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 22, 2020
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 12,647	$ 12,670	$ 12,794
Other revenues	352	585	885
Revenues	12,999	13,255	13,679
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,522	11,279	10,280
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	192	662	1,771
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	933	729	743
Fee revenue from affiliates	138
Natural gas storage and other | Sur de Texas
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates	77
Natural gas storage and other | Coastal GasLink
Disaggregation of Revenue [Line Items]
Fee revenue from affiliates	61
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,469	4,010	4,038
Other revenues	0	0	0
Revenues	$ 4,469	4,010	4,038
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage	35.00%			35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 4,408	4,010	4,038
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	61	0	0
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,955	4,895	4,203
Other revenues	76	83	111
Revenues	5,031	4,978	4,314
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,301	4,245	3,549
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	654	650	654
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	716	603	619
Other revenues	0	0	0
Revenues	$ 716	603	619
Mexico Natural Gas Pipelines | Sur de Texas
Disaggregation of Revenue [Line Items]
Ownership interest percentage	60.00%
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 607	601	614
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	109	2	5
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,209	2,427	2,082
Other revenues	162	452	502
Revenues	2,371	2,879	2,584
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,206	2,423	2,079
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3	4	3
Power and Storage
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	298	735	1,852
Other revenues	114	50	272
Revenues	412	785	2,124
Power and Storage | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Storage | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	192	662	1,771
Power and Storage | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 106	$ 73	$ 81